Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2020
Investments In Associates and Joint Ventures [Abstract]
Schedule of investments in joint ventures

	06.30.20	06.30.19
Beginning of the year	36,212	52,739
Adjustment of previous years (IFRS 9 and IAS 28)	(1,979)	-
Share-holding increase in associates and joint ventures	2,774	697
Capital contribution	2,852	163
Share of profit / (loss)	8,812	(7,328)
Decrease for control obtainment (Note 4)	-	(153)
Currency translation adjustment	9	(429)
Cash dividends (i)	(1,846)	(1,734)
Sale of associates	-	(7,178)
Capital reduction	(106)	(672)
Other comprehensive loss	(1,244)	-
Deconsolidation (ii)	29,176	-
Reclassification to held-for-sale	(2,070)	-
Incorporation by business combination	2,517	212
Others	4	(105)
End of the year (iii)	75,111	36,212

(i)	See Note 32.
(ii)	Includes Ps. (17) and Ps. (8,658) reflecting interests in companies with negative equity as of June 30, 2020 and 2019, respectively, which are disclosed in “Provisions” (see Note 21).

Schedule of comprehensive income

	% of ownership interest held			Value of Group’s interest in equity		Group’s interest in comprehensive income
Name of the entity	06.30.20	06.30.19	06.30.18	06.30.20	06.30.19	06.30.20	06.30.19	06.30.18

New Lipstick	49.96%	49.96%	49.90%	467	(8,658)	7,633	(3,199)	(5,292)
BHSA (1)	29.91%	29.91%	29.91%	4,073	4,451	(380)	(2,411)	416
Condor (2)	18.89%	18.89%	28.10%	1,481	1,392	120	39	596
PBEL	45.00%	45.40%	45.40%	-	1,979	-	(117)	416
Shufersal (5)	26.02%	26.02%	33.56%	28,111	23,013	5,215	297	-
Quality (3)	50.00%	50.00%	50.00%	2,101	1,869	185	(583)	876
La Rural S.A.	50.00%	50.00%	50.00%	203	101	102	144	(44)
TGLT	30.50%	-	-	2,059	-	(116)	-	-
Cresca S.A. (4)	50.00%	50.00%	50.00%	21	20	(16)	18	1
Mehadrin	45.41%	45.41%	45.41%	-	4,845	-	(111)	1,276
Gav-Yam	34.90%	-	-	27,277	-	(786)	-	-
Other associates and joint ventures	-	-	-	9,318	7,200	(3,136)	(1,834)	2,368
Total associates and joint ventures				75,111	36,212	8,821	(7,757)	613

				Last financial statement issued
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)	Income / (loss) for the year	Shareholders’ equity

New Lipstick	United States	Real Estate	N/A	-	(*) 179	(*) (31)
BHSA (1)	Argentina	Financing	448,689,072	(***) 1,500	(***) (1,272)	(***) 13,186
Condor (2)	United States	Hotel	2,245,100	(*) 232	(*) (9)	(*) 86
PBEL	India	Real Estate	(**) 1	(**) (2)	(**) -	(**) (2)
Shufersal (5)	Israel	Retail	123,917,650	(**) 1,399	(**) 310	(**) 1,930
Mehadrin	Israel	Agriculture	N/A	N/A	N/A	N/A
Gav-Yam	Israel	Real Estate	639,727	(**) 1,356	(**) 411	(**) 3,496
Quality (3)	Argentina	Real Estate	163,039,244	326	370	4,140
La Rural S.A.	Argentina	Event organization and others	714,498	1	224	327
TGLT	Argentina	Real Estate	279,502,813	925	(311)	6,004

N/A: Not applicable.

(1)	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 8.45 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.
(2)	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2020 is US$ 4.07 per share
(3)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(4)	Cresca is a joint venture between the Company and Carlos Casado S.A. with agricultural operations in Paraguay.
(5)	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 22,59 as of June 30, 2019.

(*)	Amounts presented in millions of US dollars under USGAAP. Condor’s year-end falls on December 31, so the Group estimates their interest will a three-month lag including any material adjustments, if any.
(**)	Amounts in millions of NIS.
(***)	Amounts as of June 30, 2020, prepared in accordance with BCRA’ regulations. For the purpose of the valuation of the investment in the Company, the adjustments necessary to adequate the Financial Statements to IFRS have been considered

Schedule of significant joint ventures

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2020
Associates
BHSA	76,869	43,610	102,290	4,629	13,560	29.91%	4,056	17	4,073
Gav-Yam	41,963	165,878	19,791	117,752	70,298	34.90%	24,534	2,743	27,277
Shufersal	73,348	187,032	91,899	129,224	39,257	26.02%	10,213	17,898	28,111

Joint ventures
Quality Invest (ii)	4	5,525	87	1,302	4,140	50.00%	2,070	31	2,101

	As of June 30, 2019
Associates
BHSA	87,812	31,989	89,513	15,287	15,001	29.91%	4,487	35	4,451
PBEL	3,173	853	632	12,128	(8,734)	45.00%	(3,930)	5,910	1,980
Shufersal	51,741	89,475	54,708	54,794	31,714	26.02%	8,253	14,761	23,014

Joint ventures
Quality Invest (ii)	24	4,921	118	1,152	3,675	50.00%	1,838	32	1,870
Mehadrin	11,890	15,318	13,068	3,719	10,421	45.41%	4,733	112	4,846

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividends distributed to non-controlling shareholders	Cash of operating activitie	Cash of investment activities	Cash of financial activities	Net increase / (decrease) in cash and cash equivalents
	Year ended June 30, 2020 (i)
Associates
BHSA	13,033	(1,272)	(1,272)	-	4,656	37	(3,465)	1,228
Gav-Yam	11,551	6,765	5,456	3,587	5,086	(5,723)	15,869	15,232
Shufersal	218,000	5,046	4,500	1,435	21,874	(2,709)	(13,793)	5,372

Joint ventures
Quality Invest (ii)	4	5,525	87	1,302	4,140	1	2,070	31

	Year ended June 30, 2019 (i)
Associates
BHSA	24,306	2,426	2,426	358	11,348	(2,917)	(7,209)	1,222
PBEL	12	(260)	(319)	-	57	239	(306)	(10)
Shufersal	165,640	3,165	3,148	2,448	4,457	(11,530)	1,396	(5,677)

Joint ventures
Quality Invest (ii)	35	(1,167)	(1,167)	-	(124)	-	124	-
Mehadrin	17,330	775	819	-	671	(277)	(1,262)	(868)

(i)	Information under GAAP applicable in the associate and joint ventures´ jurisdiction.
(ii)	In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
(iii)	Information under BCRA Standards except for the book value of the interest in the associate, goodwill and others.